Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment consists of the following:

	As of December 31,
	2025	2024
Production equipment	$1,532,399	$1,905,670
Electronic equipment	42,024	44,539
Office furniture	90,157	73,494
Motor vehicles	26,287	23,891
Research and development equipment	123,135	107,660
Leasehold improvement	261,269	192,869
Construction in progress	114,219	—
	2,189,490	2,348,123
Less: accumulated depreciation	(1,075,881)	(709,668)
Less: impairment loss	—	(87,392)
Property, plant and equipment, net	$1,113,609	$1,551,063